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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893

                                   ----------

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)


                    C/O STATE STREET BANK AND TRUST COMPANY
                              2 AVENUE DE LAFAYETTE, 6th Floor
                                 P.O. BOX 5049
                             BOSTON, MA 02206-5049
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for Service)                  Copy to:

              The Taiwan Fund, Inc.                 Leonard B. Mackey, Jr., Esq.
     c/o State Street Bank and Trust Company          Clifford Chance U.S. LLP
Attention: Mary Moran Zeven, Assistant Secretary         31 West 52nd Street
              2 Avenue De Lafayette                   New York, New York 10019
                  P.O. Box 5049
              Boston, MA 02206-5049

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

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ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.

Investments/May 31, 2007 (Showing Percentage of Total Value of Investment in Securities) (unaudited)

                                                                         US$
                                                                        VALUE
                                                        SHARES        (NOTE C)
                                                     ------------   ------------
COMMON STOCKS - 96.6%
BASIC INDUSTRIES -- 19.3%
CHEMICALS -- 0.5%
Taiwan Hopax Chemicals Manufacturing Co. Ltd.           2,225,000   $  1,872,408
                                                                    ------------
CONSTRUCTION -- 4.4%
Cathay Real Estate Development Co. Ltd. (a)             4,250,000      2,431,512
Goldsun Development & Construction Co. Ltd.            11,271,000      5,902,476
Ruentex Development Co. Ltd.                            8,500,000      6,754,200
                                                                    ------------
                                                                      15,088,188
                                                                    ------------
IRON & STEEL -- 4.4%
China Steel Corp.                                      10,000,000     11,654,306
Feng Hsin Iron & Steel Co.                              1,200,000      1,434,842
Tung Ho Steel Enterprise Corp.                          1,800,000      2,007,870
                                                                    ------------
                                                                      15,097,018
                                                                    ------------
PAPER -- 0.9%
Long Chen Paper Co. Ltd.                                7,200,000      3,192,977
                                                                    ------------
PLASTICS -- 1.9%
Nan Ya Plastics Corp.                                   2,266,000      4,390,011
Taiwan Hon Chuan Enterprise Co. Ltd.                    2,668,835      2,314,579
                                                                    ------------
                                                                       6,704,590
                                                                    ------------
TEXTILE -- 2.3%
Formosa Taffeta Co. Ltd.                                8,500,000      8,053,580
                                                                    ------------
TOOLS - HAND HELD -- 2.3%
Basso Industry Corp.                                    5,200,000      7,791,736
                                                                    ------------
TRANSPORTATION -- 2.6%
Sincere Navigation Corp.                                  479,000        735,138
U-Ming Marine Transport Corp.                           3,200,000      5,695,777
Yang Ming Marine Transport                              3,645,000      2,532,246
                                                                    ------------
                                                                       8,963,161
                                                                    ------------
TOTAL BASIC INDUSTRIES                                                66,763,658
                                                                    ------------
FINANCE -- 6.9%
BANKS -- 2.3%
Far Eastern International Bank                         18,000,000      8,118,662
                                                                    ------------
FINANCIAL SERVICES -- 4.6%
Cathay Financial Holding Co. Ltd.                       5,248,593     11,073,920
Fuhwa Financial Holding Co. Ltd. (a)                    4,845,000      2,126,608
KGI Securities Co. Ltd. (a)                             8,000,000      2,615,408
                                                                    ------------
                                                                      15,815,936
                                                                    ------------
TOTAL FINANCE                                                         23,934,598
                                                                    ------------
MISCELLANEOUS -- 2.2%
GOLF EQUIPMENT -- 2.2%
Advanced International Multitech Co., Ltd.              3,640,000      7,536,734

                                                                         US$
                                                                        VALUE
                                                        SHARES        (NOTE C)
                                                     ------------   ------------
TECHNOLOGY -- 68.2%
ELECTRONIC COMPONENTS -- 8.4%
Cyntec Co. Ltd.                                         3,950,025   $  7,437,311
Everlight Electronics Co. Ltd.                          1,000,000      3,859,543
Kinsus Interconnect Technology Corp.                    2,488,209      9,979,951
Motech Industries Inc.                                    214,614      2,709,067
Tripod Technology Corp.                                 1,150,000      5,204,329
                                                                    ------------
                                                                      29,190,201
                                                                    ------------
ELECTRONICS -- 2.7%
Synnex Technology International Corp.                   7,300,000      9,479,946
                                                                    ------------
IC DESIGN -- 12.5%
Elan Microelectronics Corp.                            10,000,000     14,984,108
MediaTek, Inc.                                          1,320,000     20,897,836
Novatek Microelectronics Corp. Ltd.                     1,442,851      7,250,288
                                                                    ------------
                                                                      43,132,232
                                                                    ------------
MEMORY IC -- 2.9%
Inotera Memories, Inc.                                  8,000,000      9,965,188
                                                                    ------------
PC & PERIPHERALS -- 12.5%
Asia Vital Components Co. Ltd. (a)                      4,500,000      3,991,221
Asustek Computer Inc.                                   2,000,000      4,934,161
Catcher Technology Co. Ltd.                             1,077,921     10,278,345
Foxconn Technology Co. Ltd.                               570,000      6,228,848
Hon Hai Precision Industry Co. Ltd.                     2,524,800     17,845,945
                                                                    ------------
                                                                      43,278,520
                                                                    ------------
SEMICONDUCTOR MANUFACTURING -- 14.3%
Advanced Semiconductor Engineering, Inc. (a)            5,500,000      6,326,623
Ardentec Corp.                                          2,693,749      2,523,733
King Yuan Electronics Co. Ltd.                         11,854,000     10,136,991
MJC Probe, Inc.                                         1,000,000      3,723,324
Siliconware Precision Industries Co.                    5,965,556     12,460,220
Taiwan Semiconductor Manufacturing Co. Ltd.             7,003,000     14,457,533
                                                                    ------------
                                                                      49,628,424
                                                                    ------------
TELECOMMUNICATIONS -- 11.8%
D-Link Corp.                                            6,900,000     14,453,761
High Tech Computer Corp.                                  300,000      5,594,067
Merry Electronics Co. Ltd.                              3,932,000     14,164,008
Silitech Technology Corp.                               1,385,000      6,624,186
                                                                    ------------
                                                                      40,836,022
                                                                    ------------
TFT-LCD -- 3.1%
Au Optronics Corp.                                      6,899,390     10,651,397
                                                                    ------------
TOTAL TECHNOLOGY                                                     236,161,930
                                                                    ------------
TOTAL COMMON STOCKS
   (Identified Cost -- $221,759,199)                                 334,396,920
                                                                    ------------

INVESTMENTS/MAY 31, 2007 (unaudited) (continued)

                                                       PRINCIPAL         US$
                                                        AMOUNT          VALUE
                                                          NT$         (NOTE C)
                                                     ------------   ------------
SHORT TERM INVESTMENTS - 3.4%
China Bills Finance Corp. (b)
   1.69%, 07/10/2007                                 $ 50,203,933   $  1,519,720
   1.72%, 07/10/2007                                   50,244,903      1,520,960
   2.00%, 07/10/2007                                   50,273,849      1,521,836
   2.00%, 07/12/2007                                   20,042,315        606,699
International Bills Finance Co. (b)                    49,893,716      1,510,329
State Street Bank and Trust Co. (b)
1.50% dated 5/29/07 due 6/4/07
   (collateralized by U.S. Treasury Note 3.875%,
   7/31/07, market value $389.141) (d)                    378,000        378,000
Tai Shin Enterprise Taiwan (b)                        100,195,433      3,033,008
Taishin International Bank                             50,131,784      1,517,535
Total Short Term Investments                                          11,608,087
                                                                    ------------
TOTAL SHORT TERM INVESTMENTS
   (Identified Cost -- $11,541,265)                                   11,608,087
                                                                    ------------
TOTAL INVESTMENTS 100.00%
   (Cost -- $233,300,464)*                                          $346,005,007
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

NT$  New Taiwan Dollar

US$  United States Dollar

(a)  Non-income producing

(b) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

(c) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

(d) In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited by legal proceedings.

* At May 31, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $117,275,418 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,570,875 and net appreciation for financial reporting purposes was $112,704,543. At May 31, 2007, aggregate cost for financial reporting purposes was $233,300,464.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

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ITEM 3. EXHIBITS

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, is attached as an exhibit to this filing.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Benny T. Hu
    ------------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    ------------------------------------
    Adelina Louie
    Treasurer of The Taiwan Fund, Inc.

Date: July 23, 2007


By: /s/ Benny T. Hu
    ------------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: July 30, 2007